Annual Fund Operating Expenses	Aug. 17, 2026
Indexperts Gorilla Aggressive Growth ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.50%
Indexperts Quality Earnings Focused ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.50%